Offerings - Offering: 1	Jan. 13, 2026 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	370,000
Proposed Maximum Offering Price per Unit	1.71
Maximum Aggregate Offering Price	$ 632,700
Offering Note
(1)

The shares of common stock, par value $0.00001 per share (the “Common Stock”), of SOBR Safe, Inc. (the “Company”) being registered hereunder are being registered for sale by the selling stockholders named in the prospectus to which this Registration Statement on Form S-1 relates. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum offering price per share of Common Stock is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(g) under the Securities Act based on the average of the high and low reported trading prices of the Registrant’s Common Stock as reported on the Nasdaq Capital Market on January 12, 2026.

(2)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(g) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the Registrant’s Common Stock as reported on the Nasdaq Capital Market on January 12, 2026.

(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the Placement Agent Warrants.